Related Party Transactions (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
La Rural S.A. [Member]
Disclosure of associates [line items]
Financial operations			$ 4,459
Leases and/or rights to use space		37,664	32,296
Dividends accrued			29,078
TGLT S.A. [Member]
Disclosure of associates [line items]
Fees	36,234
Tarshop S.A. [Member]
Disclosure of associates [line items]
Leases and/or rights to use space	58	58,171	40,233
Commissions	54	1,056	849
Total associates and joint ventures of IRSA Propiedades Comerciales [Member]
Disclosure of associates [line items]
Total associates and joint ventures	50,479	37,151	77,021
Banco de Credito y Securitizacion [Member]
Disclosure of associates [line items]
Leases and/or rights to use space	50,978	54,934	43,376
BHN Vida S.A [Member]
Disclosure of associates [line items]
Leases and/or rights to use space	9,914	11,065	8,377
BHN Seguros Generales S.A. [Member]
Disclosure of associates [line items]
Leases and/or rights to use space	9,766	11,202	8,518
IRSA Internacional LLC [Member]
Disclosure of associates [line items]
Financial operations	50,155
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA) [Member]
Disclosure of associates [line items]
Corporate services	63,752	85,269	90,252
Financial operations	520,208	14,562	42,215
Leases and/or rights to use space	712	10,349	2,401
Commissions	284	373	420
Total direct parent company of IRSA [Member]
Disclosure of associates [line items]
Total direct parent company	584,956	110,553	135,288
Cresud S.A.C.I.F. y A. [Member]
Disclosure of associates [line items]
Corporate services	(353,334)	(404,915)	(420,215)
Financial operations	223,849	37,739	367,635
Leases and/or rights to use space	11,561	7,615	5,280
Total Direct Parent Company Of IRSA [Member]
Disclosure of associates [line items]
Total direct parent company of IRSA	(117,924)	(359,561)	(47,300)
Other associates and joint venture [Member]
Disclosure of associates [line items]
Corporate services			31
Financial operations		(855)	1,859
Leases and/or rights to use space	345		(1,323)
Fees	13,900	342	10,621
Directors [Member]
Disclosure of associates [line items]
Fees	(334,937)	(390,516)	(423,712)
Senior Management [Member]
Disclosure of associates [line items]
Fees	(22,411)	(24,641)	(25,062)
Total Directors [Member]
Disclosure of associates [line items]
Total directors	(357,348)	(415,157)	(448,774)
Estudio Zang, Bergel & Vines [Member]
Disclosure of associates [line items]
Fees	(18,906)	(20,419)	(25,615)
Others [Member]
Disclosure of associates [line items]
Financial operations	3,976
Leases and/or rights to use space	5,478	5,019	5,620
Purchase of tax credits		44
Commissions			66
Donations			(4,622)
Total Others [Member]
Disclosure of associates [line items]
Total others	111,473	121,072	76,802
Total at the end of the year [Member]
Disclosure of associates [line items]
Total	$ 271,636	$ (505,942)	$ (206,963)